Biological Assets And Inventory - Schedule of Direct and Indirect Costs Related to Biological Assets and Inventory (Detail)	12 Months Ended
Dec. 31, 2018
Consumables (insect control, fertilizers, soil) [member]
Disclosure Of Direct And Indirect Costs Related To Biological Assets And Inventory [line Items]
Allocation basis	100% allocated to production costs; incurred to support plant growth
Labour costs (including salaries and benefits) [member]
Disclosure Of Direct And Indirect Costs Related To Biological Assets And Inventory [line Items]
Allocation basis	Allocated based on job descriptions of various personnel; 30% allocated to processing costs; 40% allocated to production costs; 30% allocated to operating expenses (2017 - 20%; 70%; and 10%; respectively)
Supplies and small tools [member]
Disclosure Of Direct And Indirect Costs Related To Biological Assets And Inventory [line Items]
Allocation basis	80% allocated to production costs; 20% allocated to processing costs
Utilities [member]
Disclosure Of Direct And Indirect Costs Related To Biological Assets And Inventory [line Items]
Allocation basis	Allocated based on estimates of usage, 10% allocated to processing costs; 90% allocated to production costs
Property taxes, amortization, security [member]
Disclosure Of Direct And Indirect Costs Related To Biological Assets And Inventory [line Items]
Allocation basis	Allocated based on estimates of square footage, 20% allocated to processing costs; 50% allocated to production costs; 30% allocated to operating expenses
Packaging costs [member]
Disclosure Of Direct And Indirect Costs Related To Biological Assets And Inventory [line Items]
Allocation basis	100% allocated to processing costs